Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Pension [Member]	Sep. 30, 2011 Pension [Member]	Sep. 30, 2012 Pension [Member]	Sep. 30, 2011 Pension [Member]	Sep. 30, 2012 Postretirement [Member]	Sep. 30, 2011 Postretirement [Member]	Sep. 30, 2012 Postretirement [Member]	Sep. 30, 2011 Postretirement [Member]
Schedule of net benefit costs
Service cost	$ 26	$ 21	$ 5	$ 7	$ 19	$ 20	$ 1	$ 1	$ 2	$ 1
Interest cost	11	8	3	3	9	8	1	1	3	3
Amortization of prior service cost (benefit)			0	0	0	0	0	0	1	1
Expected return on plan assets			(2)	(1)	(6)	(4)	0	0	0	0
Total			$ 6	$ 9	$ 22	$ 24	$ 2	$ 2	$ 6	$ 5